Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of New Standards in the Period [Abstract]
SUBSEQUENT EVENTS
NOTE 29:-	SUBSEQUENT EVENTS

1.	Tomas Gottdiener

In March-June 2024, the Company sold to an accredited investor (the “March-June 2024 Investor”), in a series of unregistered private transactions, notes (the “March-June 2024 Notes”) with an aggregate principal amount of $10,000 thousand, and warrants (the “March-June 2024 Warrants”) pursuant to a Securities Purchase Agreement entered into with the March-June 2024 Investor (the “March-June 2024 Purchase Agreement”). The Company’s acquisition of Qpoint was partially funded by proceeds the Company received pursuant to the March-June 2024 Purchase Agreement.

The loan amount under the March-June 2024 Notes is repayable by the Company on the earlier of (i) August 10, 2024 with respect to 40% of the loan amount and September 24, 2024 with respect to the remaining 60% of the loan amount, or (ii) five (5) business days following the closing of a financing in the Company of at least $25,000 thousand. The principal amount under the March-June 2024 Notes carries a variable interest rate based on the date of repayment as follows: (a) with respect to $8,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to May 12, 2024, 7%, (ii) for the principal amount repaid following May 12, 2024 and on or prior to June 12, 2024, a rate between 7% and 8.5% of such principal amount computed by adding to 7% the result obtained by multiplying 1.5 by the quotient of the number of days elapsed in such period until (and including) the repayment date divided by the number of days in such period, and (iii) for the principal amount repaid following June 12, 2024, 8.5% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following June 12, 2024 and ending on the repayment date; and (b) with respect to $2,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to September 24, 2024, 10%, and (ii) for the principal amount repaid following September 24, 2024, 10% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following September 24, 2024 and ending on the repayment date.

If the March-June 2024 notes are not repaid prior to the applicable maturity date, the March-June 2024 Investor may convert the applicable portion of the outstanding loan amount into the Company’s ordinary shares at a rate equal to the arithmetic average of the closing price of the ordinary shares in the five trading days prior to the date of conversion, provided that such conversion rate shall not be lower than $0.50. The loan amount is secured by a pledge on the shares of the Qpoint group. Additionally, for so long as the loan amount under the March-June 2024 Notes is outstanding, the Company has undertaken to cause the Qpoint group to adopt a dividend policy and designate dividend proceeds for the repayment of the loan amount.

The March-June 2024 Warrants issued under the March-June 2024 Purchase Agreement are exercisable as follows: (i) March-June 2024 Warrants exercisable into 4,444,444 ordinary shares are exercisable at an exercise price equal to $0.70 per share until March 12, 2027, (ii) March-June 2024 Warrants exercisable into 4,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until April 3, 2027, (iii) March-June 2024 Warrants exercisable into 1,000,000 ordinary shares are exercisable at an exercise price equal to $0.50 per share until June 26, 2027 and (iv) March-June 2024 Warrants exercisable into 2,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until June 26, 2027.

The conversion of the March-June 2024 Notes and the exercise of the March- June 2024 Warrants will be limited to the extent that, upon the conversion or exercise, the March-June 2024 Investor and its affiliates would in aggregate beneficially own more than 4.99% of the ordinary shares.

In March 2024, the Company entered into Securities Purchase Agreements (the “Second 2023-2024 Accreditor Investor SPAs”) providing for the sale by the Company to certain accredited investors (the “Second 2023-2024 Accreditor Investors”), in unregistered private transactions, of convertible notes with an aggregate principal amount of $550 thousand (the “Second 2023-2024 Accreditor Investor Notes”), and warrants exercisable into between 0.50 and one ordinary share for each ordinary share issuable to the Investors upon the conversion of the principal amount of the Second 2023-2024 Accreditor Investor Notes, assuming conversion on the respective issuance dates of the Notes (the “Second 2023-2024 Accreditor Investor Warrants”). The aggregate principal amount of the Second 2023-2024 Accreditor Investor Notes is convertible into the Company’s ordinary shares at a rate equal to the arithmetic average of the volume-weighted average price of the ordinary shares in the five (5) trading days prior to the date of conversion, provided that such conversion rate would not be lower than $1.50. The Second 2023-2024 Accreditor Investor Notes do not bear interest and are repayable on March 14, 2027, subject to earlier conversion by the Second 2023-2024 Accreditor Investors. The Second 2023-2024 Accreditor Investors have the right to convert the Second 2023-2024 Accreditor Investors Convertible Notes, in whole or in part, at any time following their issuance. Pursuant to the Second 2023-2024 Accreditor Investor SPAs, the Company issued Second 2023-2024 Accreditor Investor Warrants which are exercisable into 200,000 ordinary shares. The Second 2023-2024 Accreditor Investor Warrants are exercisable until September 14, 2025 for an exercise price of $1.50. The exercise of the Second 2023-2024 Accreditor Investor Warrants will be limited to the extent that, upon their exercise, a Second 2023-2024 Accreditor Investor and its affiliates would in the aggregate beneficially own more than 4.99% of the Company’s ordinary shares.

2.	Dominion

A Schedule 13D was jointly filed by (i) Dominion Capital LLC, a Connecticut limited liability Company (“Dominion”), (ii) DC Rainier SPV LLC, a Delaware limited liability Company, (iii) Dominion Capital Holdings LLC, a Delaware limited liability Company, (iv) Mikhail Gurevich and (v) Gennadiy Gurevich (collectively, the “Reporting Persons”) with the Securities and Exchange Commission on March 18, 2024 (the “Schedule 13D Filing”) with respect to the Reporting Persons’ beneficial ownership of shares of Hub Cyber Security Ltd. (the “Company”). In the Schedule 13D Filing, the Reporting Persons made several inaccurate statements regarding the Company. Notably, they alleged that on February 14, 2024, Dominion commenced insolvency proceedings against the Company under Israeli law. Contrary to this claim, the Company has not received any related motion at the time. The Company has filed a counterclaim against Dominion in the commercial litigation proceedings between the parties in the United States referenced in the Schedule 13D Filing. The Company maintains the right to hold the Reporting Persons accountable for their malicious and detrimental actions aimed at harming the Company.

The claim by Dominion to initiate insolvency proceedings was actually filed by Dominion in Israel on April 9, 2024.

3.	Qpoint Acquisition

On April 3, 2024 the Company acquired for NIS 25,000 thousand in cash the shares of Qpoint. Payments were agreed to be carried out in three installments as follows: (i) NIS 4,000 thousand on the signing date; (ii) NIS 16,000 thousand on the closing date (which was April 8, 2024); (iii) an additional NIS 5,000 thousand no later than February 10, 2025 (of which NIS 2,500 thousand was already paid by June 5, 2024).

Following this acquisition the Company holds 100% of Qpoint. This acquisition is strategically aligned with the Company’s mission to establish a leading global secure data fabric ecosystem. Qpoint, boasting a diverse customer base of over 100 renowned brand clients, including partnerships with Rafael Advanced Defense Systems, the developer of the “Iron Dome”, the Israel Airport Authority and the Ministry of Defense of Israel.

Qpoint, which was established in 2009, comprises five subsidiaries and provides solutions and consulting across various verticals, including innovative data management and security solutions. The strategic integration enhances HUB’s capabilities in safeguarding sensitive information across various sectors.

4.	Debt Arrangement with Comsec Creditors and Vendor Settlement

The Comsec Group total liabilities sum up to NIS 55,000 thousand, but this amount is divided between different groups of creditors with different priorities, and includes provisions for employee’s vacation days, social benefits, liabilities for other subsidiaries and debts that their settlement is already happening. The Company assesses that it can pay 30% out of the total outstanding debt ( i.e. “ Hair cut” of 70%) over a period of 3 years, on a quarterly basis and negotiations for a settlement agreement with the creditors are currently in an advanced phase.

Comsec and the Company have reached a settlement agreement with a vendor, which is one of the creditors, and whose debt is also covered by a guarantee by the Company.

According to the settlement agreement, a vendor will receive an amount of NIS 13,656 thousand according to the following payment schedule:

(i)	NIS 5,000 thousand until April 7, 2024

(ii)	NIS 4,328 thousand until May 15, 2024

(iii)	NIS 4,328 thousand until July 15, 2024

As the Company was guarantor to the debt to a vendor, the Company has paid the first two payments, and is expected to pay the third one as well.

5.	Amendments to Convertible Loan Agreements with Shayna

Following the sale of most of the rights of Shayna LP (“Shayna”) under the Convertible Loan Agreement to Akina Holding Limited (“Akina”) in an Agreement dated March 3, 2024 (after a previous sale agreement between Shyana and Pey Capital Pte Ltd. was cancelled)

First Amendment – March 31, 2024

●	An agreed upon conversion price: Shayna and Akina (who purchased from Shayna most of its rights under the Convertible Loan Agreement) will be entitled to convert the loan amounts in their entirety, for up to a total of 5,129,375 shares for the entire Loans (calculated under an agreed USD/NIS rate of 3.65, and at a conversion price of $0.9), of which Akina will be entitled to receive 3,897,455 shares, and Shayna will be entitled to receive 1,231,920 shares.

●	Warrant coverage: total warrant coverage for the entire loan amounts, with the same number of shares and division between Akina and Shayna as detailed above, and an exercise price of $0.9.

●	Limitation on Beneficial Ownership: standard clause limiting each of Shayna and Akina to 4.99%.

●	Condition to effectiveness: only when duly approved by the Board of Directors of the Company, at its sole discretion

Second Amendment – April 18, 2024

●	Shyana and Akina agreed that in case Akina defaults on its payment schedule to Shayna, then Shyana will be entitled to assume all of Shyana’s rights to convert any outstanding amount of the Loan to shares

●	The Company agreed that upon receiving such written notice of default from Shyana, and in the absence of a contradictory judicial injunction within 7 days, to allocate to Shayna any outstanding amount of the Loan, upon receipt of a written conversion notice from Shayna

Third Amendment – May 9, 2024

converting the cash payment of $1,151 thousand for Consulting Fee for under the Convertible Loan Agreements, to 1,278,666 ordinary shares of the Company (calculated under a conversion rate of $0.9) and 1,278,666 Warrants (with an Exercise Price of $0.8 and an exercise period of up to 6 months); and (ii) Approving the sale of Shyana rights under the Convertible Loan Agreements to receive certain converted shares and to exercise certain warrants from Shayna to the Lender

6.	SPA with Akina Holding Limited

The Company has signed an SPA with Akina on May 9, 2024 the principal conditions of which are as follows:

(i)	Investment Amount – up to $5,000 thousand;

(ii)	Price Per Share - $1.00;

(iii)	50% Warrant Coverage;

(iv)	Warrants Exercise Price Per Share - $1.00 (equal to share purchase price per share);

(v)	Warrants have a 12 months expiration date.

7.	Credit Line to Blackswan

The Company entered into a Loan and Security Agreement with Blackswan Technologies, Inc., a Delaware corporation (“BST”), with an effective date of December 4, 2023 (the “BST Loan Agreement”). Under the BST Loan Agreement, the Company may make, at its sole discretion, cash advances to BST, from time to time, until June 30, 2024, in an aggregate principal amount of up to $6,000 thousand.

The principal amounts the Company lends to BST under the BST Loan Agreement accrue interest at a fixed rate per annum equal to fifteen percent (15%) and are repayable on January 1, 2025, provided that BST has the right to prepay the any outstanding loan amounts upon at least two days prior notice. Upon the occurrence of certain customary events of default, any outstanding loan amounts are immediately repayable and overdue obligation will carry interest at a fixed rate per annum equal to eighteen percent (18%).

The Company has provided to Blackswan an aggregated amount of $2,012 thousand under the BST Loan Agreement, of which $1,023 thousand was provided until December 31, 2023, while $299 thousand were recorded as selling and marketing expenses and $724 presented as part of long-term receivables. In addition, $990 thousand was provided after that date.